Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Investments in joint ventures and associates [abstract]
Detailed information about investments in associates and joint ventures
	2018			2017
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	481	281	762	402	316	718
Held at fair value through profit or loss	-	509	509	-	447	447
Total	481	790	1,271	402	763	1,165

Summarised financial information associates and joint ventures

Summarised financial information for the Barclays Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the net income of the investees, not just the Barclays Group’s share for the year ended 31 December 2018, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates		Joint ventures
	2018	2017	2018	2017
	£m	£m	£m	£m
Profit from continuing operations	173	117	54	77
Other comprehensive income/(expense)	28	-	32	(15)
Total comprehensive income from continuing operations	201	117	86	62